Note 8 - Prepayments and Other	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]
8.	Prepayments and other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2013	December 31, 2014
Prepaid expenses	54	293
Interest Receivable	124	-
Guarantees	21	399
Other receivables	319	94
Total	518	786